Fees Summary	Jul. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,000,000
Previously Paid Amount	0.00
Total Fee Amount	765.50
Total Offset Amount	0.00
Net Fee	765.50
Narrative - Max Aggregate Offering Price	$ 5,000,000
Final Prospectus	true